REVENUE AND SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
long-lived assets by geographic region
Total long-lived assets	$ 96,050	$ 60,961
China
long-lived assets by geographic region
Total long-lived assets	64,568	60,961
U.S.A
long-lived assets by geographic region
Total long-lived assets	$ 31,482